Property, plant and equipment - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 47,357,040	R$ 46,812,381	R$ 46,318,147
Additions	[1]	10,108,587	11,075,032
Revaluation increase (decrease), property, plant and equipment	[2]	(239,653)	(141,532)
Net transfers	[3]	(1,298)	(35,058)
Subletting		(4,873)	(65,290)
Depreciation, property, plant and equipment		(10,994,217)	(10,339,983)
Write Offs, Net Related To Cancellation Of Lease Agreements		213,077	(74,258)
Decrease in depreciation expense		864,182	432,091
Property, plant and equipment, pledged as security		9,675	29,414
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		13,116,047	13,247,618	12,080,117
Additions		3,700,137	4,774,379
Subletting		(4,873)	(65,290)
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		195,098,914	185,180,626
Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		32,845,934	30,069,796
Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(147,741,874)	(138,368,245)
Accumulated depreciation and amortisation | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(19,729,887)	(16,822,178)
Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			1,065
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		21,709,525	22,770,806	23,266,868
Additions	[1]	140,156	162,171
Revaluation increase (decrease), property, plant and equipment	[2]	(2,810)	(10,653)
Net transfers	[3]	3,235,811	3,266,774
Depreciation, property, plant and equipment		(4,437,238)	(3,914,354)
Switching and transmission equipment | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		290,486	253,131	203,519
Additions		R$ 128,257	R$ 139,125
Switching and transmission equipment | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Switching and transmission equipment | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		66.67%	66.67%
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 94,868,938	R$ 91,758,158
Switching and transmission equipment | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		638,473	520,634
Switching and transmission equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(73,159,413)	(68,987,352)
Switching and transmission equipment | Accumulated depreciation and amortisation | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(347,987)	(267,503)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		17,402,210	15,990,041	14,929,179
Additions	[1]	3,636,211	4,707,950
Revaluation increase (decrease), property, plant and equipment	[2]	(217,861)	(111,421)
Net transfers	[3]	547,154	358,091
Subletting		(4,873)	(65,290)
Depreciation, property, plant and equipment		(4,105,108)	(3,829,001)
Infrastructure | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		12,775,310	12,989,228	11,862,992
Additions		3,508,375	4,634,552
Subletting		R$ (4,873)	R$ (65,290)
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.50%	2.50%
Infrastructure | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.36%	2.36%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%
Infrastructure | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		92.31%	92.31%
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 52,291,576	R$ 47,318,029
Infrastructure | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		32,014,344	29,418,847
Infrastructure | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(34,889,366)	(31,327,988)
Infrastructure | Accumulated depreciation and amortisation | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(19,239,034)	(16,429,619)
Infrastructure | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			533
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		5,356,093	5,510,213	5,401,694
Additions	[1]	90,341	85,285
Revaluation increase (decrease), property, plant and equipment	[2]	(17)	(469)
Net transfers	[3]	1,961,984	2,185,708
Depreciation, property, plant and equipment		R$ (2,206,428)	R$ (2,162,005)
Lending equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		20.00%	20.00%
Lending equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 32,937,369	R$ 31,701,975
Lending equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(27,581,276)	(26,191,762)
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		117,604	212,486	421,385
Additions	[1]	590	32
Revaluation increase (decrease), property, plant and equipment	[2]		(536)
Net transfers	[3]	17,612	36,752
Depreciation, property, plant and equipment		R$ (113,084)	R$ (245,147)
Terminal equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Terminal equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 6,585,887	R$ 6,582,403
Terminal equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(6,468,283)	(6,369,917)
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		238,078	239,265	249,536
Revaluation increase (decrease), property, plant and equipment	[2]	(643)	(10,271)
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		238,078	239,265
Land | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		0	0
Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		434,919	453,959	512,930
Additions	[1]	171,553	117,026
Revaluation increase (decrease), property, plant and equipment	[2]	(6,750)
Net transfers	[3]	(53,752)	12,947
Depreciation, property, plant and equipment		(132,359)	(189,476)
Other property, plant and equipment | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		50,251	5,259	13,606
Additions		R$ 63,505	R$ 702
Other property, plant and equipment | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		26.09%	26.09%
Other property, plant and equipment | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		37.50%	40.00%
Other property, plant and equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 6,078,455	R$ 5,945,185
Other property, plant and equipment | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		193,117	130,315
Other property, plant and equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(5,643,536)	(5,491,226)
Other property, plant and equipment | Accumulated depreciation and amortisation | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(142,866)	(125,056)
Other property, plant and equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			532
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		2,098,611	1,635,611	R$ 1,536,555
Additions	[1]	6,069,736	6,002,568
Revaluation increase (decrease), property, plant and equipment	[2]	(11,572)	(8,182)
Net transfers	[3]	(5,710,107)	(5,895,330)
Construction in progress | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		2,098,611	1,635,611
Construction in progress | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 0	R$ 0
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.50%	2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		66.67%	66.67%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%

[1]	Additions from property and equipment mainly refers to: (i) in 2025 Investments were primarily directed towards expanding the 5G mobile network and strengthening FTTH to support the growth of connected customers. These investments demonstrate the Company's commitment to the quality of services provided, ensuring robust and consistent commercial performance throughout the year, in both B2C and B2B; .(ii) in 2024: Investments were primarily directed towards accelerating the 5G mobile network, as well as strengthening transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that boosted our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth.
[2]	In infrastructure, includes the amounts of R$213,077 and R$74,258 in 2025 and 2024, respectively, referring to the cancellation of lease agreements.
[3]	Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).